Annual Fund Operating Expenses (Vanguard Florida Focused Long-Term Tax-Exempt Fund)	12 Months Ended
Nov. 30, 2011
Vanguard Florida Focused Long-Term Tax-Exempt Fund - Investor Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.16%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.20%
Vanguard Florida Focused Long-Term Tax-Exempt Fund - Admiral Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.12%